Capital management (Tables)	12 Months Ended
Dec. 31, 2018
Capital Management [Abstract]
Disclosure of detailed information about Capital Management [Text Block]
There were no changes in the Company’s approach to capital management during the year ended December 31, 2018. Neither the Company nor its subsidiaries are subject to externally imposed capital managements.

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Total liabilities	$335,083	349,605	394,391
Less: cash and cash equivalents	184,452	138,023	106,437
	$150,631	211,582	287,954
Equity attributable to owners of Himax Technologies, Inc.	$466,720	455,323	446,548